Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Operations and Comprehensive Income
Revenue from mining operations	$ 66,178	$ 43,889
Cost of sales	42,977	36,070
Mine operating income	23,201	7,819
Operating expenses
General and administrative expenses	6,226	5,620
Share-based payments	2,035	2,269
Income (loss) before other items	14,940	(70)
Other items
Interest and other income	364	414
Loss on long-term investments	(172)	(931)
Unrealized loss on derivative liability	(475)	0
Fair value adjustment on warrant liability	0	478
Foreign exchange gain	979	110
Finance cost	(10)	(81)
Accretion of reclamation provision	(197)	(49)
Write-down of uncollectible account	(621)	0
Interest expense	(387)	(381)
Income (loss) before income taxes	14,421	(510)
Income taxes:
Current income tax (expense) recovery	(6,288)	527
Deferred income tax (expense) recovery	(33)	525
Income tax (expense) recovery	(6,321)	1,052
Net income (loss)	8,100	542
Other comprehensive income (loss)
Currency translation differences	(827)	15
Total comprehensive income (loss)	$ 7,273	$ 557
Income (loss) per share
Basic	$ 0.06	$ 0.00
Diluted	$ 0.06	$ 0.00
Weighted average number of common shares outstanding
Basic	134,599,532	121,261,696
Diluted	141,331,864	125,346,674